Item 1. Report to Shareholders

T. Rowe Price Maryland Tax-Free Bond Fund
--------------------------------------------------------------------------------
August 31, 2003

                                                                      Certified
                                                                      Semiannual
                                                                      Report


This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Maryland Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

               6 Months       Year
                  Ended      Ended
                8/31/03    2/28/03    2/28/02    2/28/01    2/29/00    2/28/99

NET ASSET VALUE

Beginning
of period      $  10.94   $  10.64   $  10.48   $   9.87   $  10.73   $  10.67

Investment
activities

  Net investment
  income (loss)    0.24       0.50       0.52       0.53       0.53       0.54

  Net realized
  and unrealized
  gain (loss)     (0.26)      0.32       0.15       0.61      (0.85)      0.06

  Total from
  investment
  activities      (0.02)      0.82       0.67       1.14      (0.32)      0.60

Distributions

  Net
  investment
  income          (0.24)     (0.50)     (0.51)     (0.53)     (0.53)     (0.54)

  Net
  realized
  gain            (0.01)     (0.02)      --         --        (0.01)      --

  Total
  distributions   (0.25)     (0.52)     (0.51)     (0.53)     (0.54)     (0.54)

NET ASSET
VALUE

End of
period         $  10.67   $  10.94   $  10.64   $  10.48   $   9.87   $  10.73
               -----------------------------------------------------------------
Ratios/
Supplemental
Data

Total
return^           (0.21)%     7.87%      6.56%     11.87%     (2.98)%     5.80%

Ratio of total
expenses to
average
net assets         0.49%!     0.49%      0.49%      0.49%      0.51%      0.51%

Ratio of
net investment
income (loss)
to average
net assets         4.38%!     4.62%      4.87%      5.24%      5.23%      5.10%

Portfolio
turnover
rate               38.3%!     19.4%      18.5%      19.3%      29.2%      15.4%

Net assets,
end of
period (in
millions)      $  1,294   $  1,348   $  1,229   $  1,110   $    979   $  1,063

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.


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T. Rowe Price Maryland Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          August 31, 2003

Statement of Net Assets                                          Par      Value
--------------------------------------------------------------------------------
                                                                  In thousands

MARYLAND  95.9%

Anne Arundel County, GO

    6.30%, 8/1/16 (Prerefunded 8/1/05!)    $           775      $           855

    6.30%, 8/1/19 (Prerefunded 8/1/05!)                725                  800

    6.30%, 8/1/20 (Prerefunded 8/1/05!)                705                  778

    6.30%, 8/1/21 (Prerefunded 8/1/05!)                790                  872

    6.30%, 8/1/22 (Prerefunded 8/1/05!)                450                  497

    6.30%, 8/1/24 (Prerefunded 8/1/05!)                720                  795

Anne Arundel County

  Farmington Village, 6.25%, 6/1/25                  4,168                4,174

  National Business Park, 7.375%, 7/1/28             3,500                3,747

Baltimore City, GO

    Zero Coupon, 10/15/06 (FGIC Insured)             3,100                2,800

    Zero Coupon, 10/15/08 (FGIC Insured)             1,785                1,427

    Zero Coupon, 10/15/09 (FGIC Insured)             2,170                1,637

    Zero Coupon, 10/15/11 (FGIC Insured)             3,525                2,342

    Residual Interest Bond/Inverse Floater
    (Currently 0.85%), 10/15/20
    (FSA Insured)                                    5,000                5,000

    5.50%, 10/15/16 (FGIC Insured)                     875                  981

    7.00%, 10/15/07 (MBIA Insured)                     500                  589

    7.00%, 10/15/08 (MBIA Insured)                   5,190                6,221

    7.50%, 10/15/09 (FGIC Insured)                   2,635                3,266

Baltimore City

  COP, 5.00%, 4/1/14 (MBIA Insured)                  3,635                3,841

  COP, 5.00%, 4/1/16 (MBIA Insured)                  3,825                3,997

  COP, 5.25%, 4/1/06 (MBIA Insured)                  2,000                2,173

  Convention Center, 6.00%, 9/1/17
    (Prerefunded 9/1/04!) (FGIC Insured) **          5,200                5,458

  Parking Revenue

    5.25%, 7/1/21 (FGIC Insured)                     2,050                2,183

    6.00%, 7/1/14 (FGIC Insured)                     5,155                5,985

    6.00%, 7/1/15 (FGIC Insured)                     5,460                6,369

    6.00%, 7/1/16 (FGIC Insured)                     5,785                6,747

    6.00%, 7/1/17 (FGIC Insured)                     6,135                7,158

    6.00%, 7/1/18 (FGIC Insured)                     6,505                7,568

  Wastewater

    5.60%, 7/1/13 (MBIA Insured)                     7,100                7,872

    5.625%, 7/1/30 (Prerefunded 7/1/10!)
    (FSA Insured)                          $         5,000      $         5,677

  Water Project

    5.125%, 7/1/32 (FGIC Insured)                    2,250                2,254

    5.125%, 7/1/42 (FGIC Insured)                   12,000               11,991

    5.60%, 7/1/13 (MBIA Insured)                    12,200               13,528

    5.65%, 7/1/20 (MBIA Insured)                     2,000                2,185

    5.80%, 7/1/15 (Prerefunded 7/1/12!)
    (FGIC Insured)                                   3,350                3,853

    6.00%, 7/1/15 (FGIC Insured)                     6,250                7,253

    6.00%, 7/1/16 (Prerefunded 7/1/10!)
    (FSA Insured)                                    1,230                1,424

    6.00%, 7/1/19 (Prerefunded 7/1/10!)
    (FSA Insured)                                      650                  753

    6.00%, 7/1/20 (Prerefunded 7/1/10!)
    (FSA Insured)                                      990                1,146

    6.00%, 7/1/21 (Prerefunded 7/1/10!)
    (FSA Insured)                                    1,650                1,911

Baltimore City Port Fac., PCR, DuPont de
Nemours, 6.50%, 10/1/11                             10,900               11,164

Baltimore County, GO

    5.125%, 8/1/14                                   4,300                4,602

    5.125%, 8/1/15                                   4,195                4,467

Baltimore County

  TECP, 0.88%, 9/10/03                               2,000                2,000

Baltimore County Economic Dev.

  Garrison Forest School, VRDN
  (Currently 0.83%)                                  3,910                3,910

  Maryvale Preparatory School, 6.50%,
  5/1/11                                               600                  575

Baltimore County Mortgage

  North Brooke Apartments

    6.35%, 1/20/21 (GNMA Guaranteed)                 3,000                3,100

  Springhill Housing, VRDN (Currently 0.85%)

    (GNMA Guaranteed)                                  500                  500

Baltimore IDA, GO, VRDN (Currently 0.83%)           11,700               11,700

Calvert County, PCR, Baltimore Gas & Electric,
5.55%, 7/15/14                                       5,650                5,797

Carroll County, GO

    5.00%, 11/1/08                                   1,465                1,626

    5.50%, 12/1/16                                   1,130                1,242

    5.50%, 12/1/18                                   1,000                1,086

    5.50%, 12/1/19                         $         1,000      $         1,083

    5.625%, 10/1/20                                  1,900                2,058

Charles County

  Holly Station, 6.45%, 5/1/26
  (FHA Guaranteed)                                   1,780                1,845

  New Forest Apartments, 6.10%, 11/1/28
    (FHA Guaranteed)                                 5,000                5,193

Damascus Gardens Dev. Corp., 7.375%, 8/15/17
    (Escrowed to Maturity)                           3,275                3,984

Frederick County, GO

    VRDN (Currently 0.85%)                             700                  700

    5.00%, 12/1/09                                   1,000                1,109

    5.00%, 12/1/10                                   2,855                3,137

    5.00%, 12/1/12                                   2,895                3,101

    5.00%, 12/1/14                                   2,500                2,660

    5.25%, 7/1/13                                    2,080                2,289

    5.25%, 7/1/15                                      925                  996

    5.25%, 7/1/16                                    2,475                2,707

    5.25%, 12/1/20                                   1,990                2,087

    5.75%, 7/1/19                                    6,430                7,125

Frederick County

  Buckingham's Choice, 5.90%, 1/1/17                 1,855                1,705

Gaithersburg Hosp. Fac., Adventist Healthcare

    6.50%, 9/1/12 (FSA Insured)                      5,000                5,936

Howard County, GO

    5.00%, 8/15/08                                   1,750                1,939

    5.00%, 8/15/16                                   5,465                5,781

  COP, 8.15%, 2/15/20                                  460                  617

Howard County

    6.00%, 2/15/21 (Prerefunded 2/15/05!)            3,110                3,322

  Sherwood Crossing Apartments

    VRDN (Currently 0.82%)
    (FHA Guaranteed)                                 2,000                2,000

Maryland, GO

    5.00%, 2/1/05                                    5,000                5,265

    5.00%, 8/1/16                                    3,930                4,176

    5.125%, 8/1/05                                   4,000                4,288

    5.25%, 3/1/05                                    3,000                3,178

    5.25%, 3/1/06                                    3,830                4,158

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    5.25%, 3/1/07                          $         4,300      $         4,735

    5.25%, 7/15/13                                  18,900               20,522

    5.25%, 7/15/14                                  10,045               10,867

    5.50%, 3/1/10                                   10,000               11,237

    5.75%, 8/1/15                                   20,590               23,126

Maryland

    5.70%, 3/15/10 (Prerefunded 3/15/05!)            5,000                5,436

Maryland CDA

  Avalon Apartments Project

    VRDN (Currently 0.85%)
    (FHA Guaranteed)                                   500                  500

  Multi-Family

    5.70%, 7/1/17 (misc. symbol1)                    2,875                2,972

    5.85%, 7/1/27 (misc. symbol1)                    7,000                7,184

    5.875%, 7/1/16                                   3,190                3,338

    6.20%, 7/1/23 (misc. symbol1)                    3,885                4,051

  Single Family

    4.80%, 4/1/13                                    1,050                1,068

    5.40%, 4/1/11                                    1,000                1,028

    5.50%, 9/1/22 (misc. symbol1)                    4,230                4,329

    5.60%, 9/1/28 (misc. symbol1)                    3,000                3,057

    5.80%, 9/1/32 (misc. symbol1)                    2,675                2,749

    5.85%, 9/1/21 (misc. symbol1)                    5,000                5,159

    5.875%, 9/1/25 (misc. symbol1)                   5,000                5,141

    5.95%, 4/1/16                                      900                  939

    5.95%, 9/1/29 (misc. symbol1)                   25,030               25,837

    6.00%, 4/1/17                                    2,500                2,517

    6.125%, 9/1/20 (misc. symbol1)                   5,160                5,344

    6.45%, 4/1/14                                    1,000                1,027

    6.75%, 4/1/26 (misc. symbol1)                    5,350                5,489

    7.00%, 4/1/14                                    2,720                2,721

    7.05%, 4/1/17                                      525                  525

Maryland DOT

    5.00%, 12/15/06                                  2,020                2,218

    5.00%, 12/15/07                                  2,000                2,213

    5.00%, 6/1/18                                    5,000                5,300

Maryland Economic Dev. Corp.

    4.65%, 4/1/04 (misc. symbol1)                    2,000                2,018

    5.375%, 6/1/20 (FSA Insured)
    (misc. symbol1)                        $         5,040      $         5,171

    5.375%, 6/1/21 (FSA Insured)
    (misc. symbol1)                                  5,000                5,112

    5.50%, 6/1/13 (FSA Insured)
    (misc. symbol1)                                  1,150                1,248

  Anne Arundel County Golf Course, 8.25%,
  6/1/28                                             4,050                3,917

  Associated Jewish Charities, 5.67%,
  7/15/29                                           16,645               16,269

  Chesapeake Bay Foundation

    VRDN (Currently 0.85%)                           1,815                1,815

  Montgomery County

    5.00%, 9/15/13                                     435                  468

    5.00%, 9/15/16                                     650                  685

  Morgan State Univ. Student Housing

    6.00%, 7/1/22                                    2,250                2,285

    6.00%, 7/1/34                                    9,580                9,640

  Univ. Village at Sheppard Pratt, 6.00%, 7/1/33
    (ACA Insured)                                    4,000                4,165

Maryland Energy Fin. Administration

  Baltimore Wastewater

    6.30%, 12/1/10 (misc. symbol1)                   6,145                6,559

    6.45%, 12/1/16 (misc. symbol1)                   2,600                2,733

Maryland HHEFA

    6.625%, 7/1/08 (Escrowed to Maturity)            1,465                1,648

  Adventist Healthcare, 5.75%, 1/1/25                4,350                4,292

  Board of Child Care

    5.375%, 7/1/32                                   1,975                1,958

    5.625%, 7/1/20                                   1,000                1,043

    5.625%, 7/1/22                                     500                  515

  Bradford Oaks Nursing and Rehabilitation Center

    6.375%, 1/1/19                                   1,500                1,414

    6.375%, 1/1/27                                   2,740                2,489

  Carroll County General Hosp.

    5.80%, 7/1/32                                    5,055                5,178

    6.00%, 7/1/16                                      670                  723

    6.00%, 7/1/17                                      300                  324

    6.00%, 7/1/21                                    1,100                1,163

    6.00%, 7/1/26                                    4,740                4,954

    6.00%, 7/1/37                                   14,750               15,365

  Catholic Health Initiatives

    6.00%, 12/1/20                                   3,400                3,650

    6.00%, 12/1/24                         $         1,000      $         1,069

  Collington Episcopal Lifecare

    6.75%, 4/1/20                                    1,000                  876

    6.75%, 4/1/23                                    5,800                5,080

  Doctor's Community Hosp.

    5.50%, 7/1/24                                    7,995                7,586

    5.75%, 7/1/13                                    3,605                3,641

  Frederick Memorial Hosp.

    5.00%, 7/1/23 (FGIC Insured)                     4,000                3,960

    5.125%, 7/1/35                                  23,750               22,764

  Good Samaritan Hospital

    5.60%, 7/1/06 (Escrowed to Maturity)             1,545                1,705

    5.60%, 7/1/07 (Escrowed to Maturity)             1,875                2,101

    5.75%, 7/1/13 (Escrowed to Maturity)             2,480                2,793

    5.75%, 7/1/13 (Escrowed to Maturity)
    (AMBAC Insured)                                  1,520                1,712

  Helix Health

    5.00%, 7/1/27 (Escrowed to Maturity)
    (AMBAC Insured)                                  8,070                8,092

    5.125%, 7/1/10 (Escrowed to Maturity)
    (AMBAC Insured)                                  2,485                2,748

  Howard County General

    5.50%, 7/1/21 (Escrowed to Maturity)             5,000                5,114

  Johns Hopkins Hosp.

    Zero Coupon, 7/1/19                              9,460                4,202

    5.00%, 8/1/04                                    3,500                3,623

    5.00%, 8/1/06                                    2,000                2,159

    5.00%, 7/1/18 (FGIC Insured)                     4,880                4,921

    5.50%, 5/15/38                                  10,590               10,795

  Johns Hopkins Medical Institute Parking Fac.

    5.375%, 7/1/20 (AMBAC Insured)                   5,550                5,863

    5.50%, 7/1/26 (AMBAC Insured)                    3,220                3,370

  Johns Hopkins Univ.

    5.125%, 7/1/20                                   6,660                6,861

    5.25%, 7/1/15                                    1,500                1,609

    5.25%, 7/1/16                                    9,540               10,193

    5.25%, 7/1/17                                    3,100                3,288

    6.00%, 7/1/07                                    1,065                1,206

    6.00%, 7/1/39 (Prerefunded 7/1/09!)             18,845               22,021

  Kaiser Permanente, 5.375%, 7/1/15        $         2,865      $         2,975

  Kennedy Krieger, 5.50%, 7/1/33                     5,500                5,428

  Loyola College, 5.375%, 10/1/26
  (MBIA Insured)                                     5,820                6,027

  Maryland Institute College of Art

    5.50%, 6/1/32                                    5,550                5,549

    5.625%, 6/1/36                                   3,570                3,591

  Mercy Medical Center

    5.625%, 7/1/31                                  22,185               22,137

    5.75%, 7/1/26 (FSA Insured)                      1,500                1,578

    6.50%, 7/1/13 (FSA Insured)                      2,155                2,537

  Mercy Ridge Retirement Community

    5.00%, 4/1/08                                    3,700                3,784

    6.00%, 4/1/28                                    1,675                1,621

    6.00%, 4/1/35                                    1,000                  961

  Sheppard & Enoch Pratt Foundation

    Residual Interest Bond/Inverse Floater
    (Currently 1.05%), 7/1/28 (RAA Insured)         17,170               17,170

    5.25%, 7/1/35                                   14,265               14,006

  Trinity School, VRDN (Currently 0.85%)             1,550                1,550

  Univ. of Maryland Medical System

    6.00%, 7/1/22                                    3,000                3,155

    6.00%, 7/1/32                                    7,960                8,252

    6.20%, 7/1/24 (MBIA Insured)                     4,000                4,216

    6.50%, 7/1/26                                    1,700                1,812

    6.50%, 7/1/31                                    4,420                4,701

    6.625%, 7/1/20                                   6,165                6,747

    6.75%, 7/1/30                                   15,535               16,911

    7.00%, 7/1/22 (FGIC Insured)                     2,090                2,587

  Upper Chesapeake Health

    5.125%, 1/1/38 (FSA Insured)                     2,000                2,001

    5.375%, 1/1/28 (FSA Insured)                     2,250                2,285

Maryland Ind. Dev. Fin. Auth.

  American Center For Physics Headquarters Fac.

    5.00%, 12/15/12                                  1,600                1,719

    5.25%, 12/15/14                                    910                  985

    5.25%, 12/15/15                                  1,000                1,076

  Bon Secours Health System

    5.929%, 8/26/22 (FSA Insured)                   15,000               16,546

  Holy Cross Health, 5.60%, 12/1/09                  2,780                3,096

  National Aquarium in Baltimore, 5.50%,
  11/1/17                                  $         1,430      $         1,521

Maryland National Capital Park & Planning
Commission, GO

    Residual Interest Bond/Inverse Floater
    (Currently 0.85%), 5/1/22                        1,925                1,925

Maryland Stadium Auth.

    VRDN (Currently 0.90%) (misc. symbol1)             660                  660

    5.875%, 12/15/11 (AMBAC Insured)                 2,025                2,178

Maryland Transportation Auth.

    Zero Coupon, 7/1/07 (FGIC Insured)               8,500                7,724

    Zero Coupon, 7/1/08 (FGIC Insured)               2,000                1,739

    Zero Coupon, 7/1/09 (FGIC Insured)              10,410                8,614

    Zero Coupon, 7/1/11 (FGIC Insured)               1,660                1,226

    5.25%, 3/1/11 (AMBAC Insured)
    (misc. symbol1)                                  6,475                6,943

    5.25%, 3/1/13 (AMBAC Insured)
    (misc. symbol1)                                  7,180                7,644

    5.25%, 3/1/14 (AMBAC Insured)
    (misc. symbol1)                                  6,375                6,744

    5.25%, 3/1/20 (AMBAC Insured)                    4,500                4,706

    5.25%, 3/1/21 (AMBAC Insured)                    4,735                4,921

    5.25%, 3/1/27 (AMBAC Insured)
    (misc. symbol1)                                 10,000               10,048

    5.50%, 3/1/16 (AMBAC Insured)
    (misc. symbol1)                                  8,540                9,072

    5.50%, 3/1/19 (AMBAC Insured)
    (misc. symbol1)                                  8,170                8,539

    5.75%, 7/1/15                                    2,000                2,006

    6.25%, 7/1/14 (Prerefunded 7/1/04!)
    (FGIC Insured) (misc. symbol1)                   3,305                3,505

    6.80%, 7/1/16 (Escrowed to Maturity)            20,800               24,599

Maryland Water Quality Fin. Admin.

    Zero Coupon, 9/1/07                              1,125                1,016

    6.00%, 9/1/15                                    1,600                1,664

Montgomery County, GO

    5.00%, 2/1/19                                    7,000                7,244

    5.25%, 10/1/12                                   7,800                8,624

    5.25%, 10/1/19                                   5,710                6,055

    5.375%, 5/1/09                                   2,850                3,177

    5.375%, 5/1/16                                   4,000                4,335

    5.50%, 1/1/14 (Prerefunded 1/1/10!)              5,760                6,505

    6.00%, 1/1/20 (Prerefunded 1/1/10!)              6,500                7,524

    6.125%, 10/1/14 (Prerefunded 10/1/04!)           3,150                3,385

Montgomery County

    5.375%, 5/1/10 (Prerefunded 5/1/07!)             2,700                3,043

    5.50%, 4/1/14 (Prerefunded 4/1/06!)              2,500                2,782

    6.125%, 10/1/13 (Prerefunded 10/1/04!)           2,500                2,687

    6.125%, 10/1/22 (Prerefunded 10/1/06!) $         2,260      $         2,587

Montgomery County Economic Dev.

  Trinity Health Corp.

    5.25%, 12/1/31                                   2,775                2,742

    5.50%, 12/1/16                                   2,450                2,607

Montgomery County Housing Opportunities Commission

    7.50%, 7/1/24 (Prerefunded 7/1/04!)              3,000                3,210

  Multi-Family

    6.10%, 7/1/30                                    4,620                4,790

    6.25%, 7/1/25                                    5,500                5,688

  Single Family

    5.75%, 7/1/13                                    1,450                1,515

    5.90%, 7/1/17                                      895                  899

Montgomery County, PCR

  Potomac Electric Power

    5.375%, 2/15/24                                  4,110                4,143

Morgan State Univ., 6.05%, 7/1/15
(MBIA Insured)                                       1,100                1,286

Northeast Maryland Waste Disposal Auth.

  Montgomery County Resources Fac.

    5.50%, 4/1/12 (AMBAC Insured)
    (misc. symbol1)                                  3,000                3,254

    5.50%, 4/1/15 (AMBAC Insured)
    (misc. symbol1)                                  5,000                5,326

    5.50%, 4/1/16 (AMBAC Insured)
    (misc. symbol1)                                 15,000               15,869

    6.00%, 7/1/06 (misc. symbol1)                    1,115                1,207

    6.00%, 7/1/07 (misc. symbol1)                    1,050                1,147

    6.00%, 7/1/08 (misc. symbol1)                   10,000               11,010

Northeast Maryland Waste Disposal Auth., IDRB

  Waste Management

    4.75%, 1/1/12 (misc. symbol1)                    1,620                1,558

    5.00%, 1/1/12 (misc. symbol1)                    6,545                6,427

Prince Georges County, GO

    5.00%, 10/1/07                                   3,690                4,075

    5.00%, 10/1/20                                   1,550                1,592

    5.00%, 10/1/21                                   5,810                5,930

    5.25%, 12/1/19 (FGIC Insured)                    2,720                2,869

    5.50%, 5/15/11 (FSA Insured)                       500                  560

    5.50%, 5/15/13 (FSA Insured)                     1,900                2,127

Prince Georges County Hosp., Dimensions
Health Corp.

    5.375%, 7/1/14                                   2,685                1,786

Prince Georges County Housing Auth.

  Keystone Housing

    6.80%, 7/1/25 (MBIA Insured)           $         2,600      $         2,613

  Riverview Terrace Apartments

    6.70%, 6/20/20 (GNMA Guaranteed)                 1,500                1,554

  Single Family

    6.15%, 8/1/19 (misc. symbol1)                      310                  319

    6.20%, 2/1/32 (misc. symbol1)                      410                  421

  Stevenson Apartments

    6.35%, 7/20/20 (GNMA Guaranteed)                 2,200                2,234

Prince Georges County IDA, 5.25%, 6/30/19
(MBIA Insured)                                       1,500                1,532

Prince Georges County, PCR

  Potomac Electric Power

    5.75%, 3/15/10                                   8,150                9,215

    6.375%, 1/15/23                                  7,175                7,291

Queen Annes County, GO, 5.25%, 1/15/15
(FGIC Insured)                                       2,040                2,192

St. Mary's County, GO

    5.50%, 10/1/13 (Prerefunded 10/1/09!)            1,680                1,925

    6.00%, 10/1/15 (Prerefunded 10/1/09!)            1,875                2,201

    6.00%, 10/1/16 (Prerefunded 10/1/09!)            1,980                2,324

    6.00%, 10/1/17 (Prerefunded 10/1/09!)            1,095                1,285

    6.00%, 10/1/18 (Prerefunded 10/1/09!)            2,115                2,483

    6.00%, 10/1/19 (Prerefunded 10/1/09!)            2,345                2,753

Univ. of Maryland

  Auxiliary Fac. & Tuition

    5.00%, 4/1/19                                    3,080                3,160

    5.00%, 4/1/20                                    5,330                5,438

    5.00%, 4/1/21                                    5,000                5,075

    5.25%, 10/1/12                                   3,005                3,273

    5.25%, 10/1/13                                   4,770                5,187

    5.375%, 10/1/16                                  3,960                4,291

    5.60%, 4/1/11 (Prerefunded 4/1/06!)              3,155                3,488

    5.75%, 4/1/17 (Prerefunded 4/1/06!)              4,400                4,881

    5.75%, 10/1/20                                   6,555                7,201

Washington Suburban Sanitary Dist., GO

    VRDN (Currently 0.90%)                           5,000                5,000

    5.00%, 6/1/10                                    3,000                3,142

    5.00%, 6/1/14                                    1,000                1,043

    5.00%, 6/1/15                          $         2,400      $         2,526

    5.25%, 6/1/18                                    1,060                1,122

    5.25%, 6/1/19                                    1,120                1,189

Washington Suburban Sanitary Dist.

    6.625%, 6/1/18 (Prerefunded 6/1/04!)             3,665                3,820

Total Maryland (Cost  $1,178,978)                                     1,240,837

PUERTO RICO  3.4%

Children's Trust Fund, 6.00%, 7/1/26
(Prerefunded 7/1/10!)                                2,500                2,907

Puerto Rico Commonwealth, GO

    5.50%, 7/1/14 (FGIC Insured)                     4,000                4,508

    6.25%, 7/1/12 (MBIA Insured)                     1,750                2,064

Puerto Rico Commonwealth

    5.375%, 7/1/21 (Prerefunded 7/1/07!)
    (MBIA Insured)                                   3,000                3,386

Puerto Rico Electric Power Auth., 5.125%,
7/1/29                                               3,750                3,710

Puerto Rico Highway & Transportation Auth.

    5.50%, 7/1/15 (FSA Insured)                      5,000                5,636

    5.50%, 7/1/18                                    2,000                2,068

    5.875%, 7/1/21 (MBIA Insured)                    3,020                3,367

    6.25%, 7/1/16 (FSA Insured)                      1,000                1,194

Puerto Rico Infrastructure Fin. Auth., 5.375%,
10/1/24                                              5,000                5,204

Puerto Rico Municipal Fin. Agency, GO

    5.50%, 8/1/07 (FSA Insured)                      2,000                2,238

    6.00%, 7/1/12 (FSA Insured)                      5,000                5,803

Puerto Rico Municipal Fin. Agency

    6.00%, 7/1/14 (Prerefunded 7/1/04!)
    (FSA Insured)                                    1,810                1,913

Total Puerto Rico (Cost  $40,410)                                        43,998

T. Rowe Price Maryland Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

                                                                          Value
--------------------------------------------------------------------------------
                                                                   In thousands

Total Investments in Securities

99.3% of Net Assets (Cost  $1,219,388)                               $1,284,835

Futures Contracts

                                     Contract       Unrealized
                     Expiration      Value          Gain (Loss)
                     ------------    -------------  -----------
                                            In thousands

Short, 300 U.S.
Treasury 10 Year
Notes, $600,000 of
6.00% Baltimore
Convention Center
bonds pledged as
initial margin         9/03           $(33,459)           $183

Net payments
(receipts) of
variation margin
to date                                                   (127)

Variation margin
receivable (payable)
on open futures
contracts                                                                    56

Other Assets Less Liabilities                                             9,594

NET ASSETS                                                 $          1,294,485
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $              1,319

Undistributed net realized gain (loss)                                    1,606

Net unrealized gain (loss)                                               65,630

Paid-in-capital applicable to 121,368,312
no par value of beneficial interest
outstanding; unlimited number of
shares authorized                                                     1,225,930

NET ASSETS                                                 $          1,294,485
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              10.67
                                                           --------------------

(misc. symbol1) Interest subject to alternative minimum tax

** All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2003

!     Used in determining portfolio maturity

ACA   American Capital Access Financial Guaranty Corp.

AMBAC AMBAC Assurance Corp.

CDA   Community Development Administration

COP   Certificates of Participation

DOT   Department of Transportation

FGIC  Financial Guaranty Insurance Company

FHA   Federal Housing Authority

FSA   Financial Security Assurance Inc.

GNMA  Government National Mortgage Association

GO    General Obligation

HHEFA Health & Higher Educational Facility Authority

IDA   Industrial Development Authority/Agency

IDRB  Industrial Development Revenue Bond

MBIA  MBIA Insurance Corp.

PCR   Pollution Control Revenue

RAA   Radian Asset Assurance Inc.

TECP  Tax-Exempt Commercial Paper

VRDN  Variable-Rate Demand Note

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Maryland Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                       6 Months
                                                                          Ended
                                                                        8/31/03

Investment Income (Loss)

Interest income                                            $             33,072

Expenses

  Investment management                                                   2,856

  Shareholder servicing                                                     287

  Custody and accounting                                                    103

  Prospectus and shareholder reports                                         23

  Legal and audit                                                             9

  Trustees                                                                    5

  Registration                                                                4

  Miscellaneous                                                               4

  Total expenses                                                          3,291

  Expenses paid indirectly                                                   (2)

  Net expenses                                                            3,289

Net investment income (loss)                                             29,783

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                              2,502

  Futures                                                                  (383)

  Written options                                                           146

  Net realized gain (loss)                                                2,265

Change in net unrealized gain (loss)

  Securities                                                            (35,044)

  Futures                                                                   295

  Change in net unrealized gain (loss)                                  (34,749)

Net realized and unrealized gain (loss)                                 (32,484)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $             (2,701)
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Maryland Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   8/31/03              2/28/03

Increase (Decrease) in Net Assets

Operations

  Net investment income                    $        29,783      $        59,613

  Net realized gain (loss)                           2,265                4,267

  Change in net unrealized gain or loss            (34,749)              34,389

  Increase (decrease) in net assets
  from operations                                   (2,701)              98,269

Distributions to shareholders

  Net investment income                            (29,650)             (59,349)

  Net realized gain                                 (1,234)              (2,453)

  Decrease in net assets from distributions        (30,884)             (61,802)

Capital share transactions *

  Shares sold                                       93,682              213,415

  Distributions reinvested                          21,169               43,255

  Shares redeemed                                 (134,675)            (174,545)

  Increase (decrease) in net assets from capital
  share transactions                               (19,824)              82,125

Net Assets

Increase (decrease) during period                  (53,409)             118,592

Beginning of period                              1,347,894            1,229,302

End of period                              $     1,294,485      $     1,347,894
                                           -------------------------------------
*Share information

  Shares sold                                        8,587               19,911

  Distributions reinvested                           1,946                4,029

  Shares redeemed                                  (12,394)             (16,281)

  Increase (decrease) in shares outstanding         (1,861)               7,659

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Maryland Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                         August 31, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

Note 1 - Significant Accounting Policies

T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one of the portfolios established by the trust and commenced operations on March 31, 1987. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Maryland state and local income taxes by investing primarily in investment-grade Maryland municipal bonds.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Purchased and written options on future contracts are valued at the last sale price. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Trustees.

Premiums and Discounts
Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Expenses Paid Indirectly
Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Custody expense in the accompanying statement of operations is presented before reduction for credits, which totaled $2,000 for the six months ended August 31, 2003.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.

Note 2 - Investment Transactions

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the six months ended August 31, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Options
Call and put options on futures contracts give the holder the right to purchase or sell, respectively, a particular futures contract at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in underlying futures prices. Transactions in options written and related premiums received during the six months ended August 31, 2003, were as follows:
--------------------------------------------------------------------------------
                                                 Number of
                                                 Contracts             Premiums

Outstanding at beginning of period                      --           $        --

Written                                                250              147,000

Expired                                               (250)            (147,000)

Outstanding at end of period                            --           $       --
                                                 ------------------------------
Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $250,651,000 and $287,600,000, respectively, for the six months ended August 31, 2003.

Note 3 - Federal Income Taxes

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2003.

At August 31, 2003, the cost of investments for federal income tax purposes was $1,218,124,000. Net unrealized gain aggregated $66,894,000 at period-end, of which $71,799,000 related to appreciated investments and $4,905,000 related to depreciated investments.

Note 4 - Related Party Transactions

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At August 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $461,000.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $232,000 for the six months ended August 31, 2003, of which $42,000 was payable at period-end.


Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Income Trust

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 24, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 24, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 24, 2003